S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Aug. 04, 2025
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	As of the date of this prospectus, other than Sumit Mehta and Rohit Nanani, no other person has a direct or indirect material interest in our sponsor.
Experience and Involvement in Other SPACs [Text Block]

Additionally, subject to each non-managing investor purchasing, through the sponsor, the private placement units allocated to it in connection with the closing of this offering, the sponsor will issue additional membership interests at a nominal purchase price to the non-managing sponsor investors reflecting interests in an aggregate of approximately 5,750,000 founder shares held by the sponsor (750,000 shares are subject to forfeiture if the over-allotment option is not exercised). Non-managing sponsor investors will have no right to control the sponsor or participate in any decision regarding the disposal of any security held by the sponsor, or otherwise.

Sumit Mehta [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Sumit Mehta
Rohit Nanani [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Rohit Nanani